RENTAL INCOME	12 Months Ended
Sep. 30, 2025
RENTAL INCOME
RENTAL INCOME

16.         RENTAL INCOME

The Company has been renting its headquarters building and manage the property over the years. In May 2020, the Company entered into a lease agreement with BC-TID. and leased the whole building of Beijing Origin located in Changping District, Beijing 102206, China from May 1, 2020 to April 30, 2040. The Company classify the lease as an operating lease and recognize rental income on a straight-line basis. The entity owning this property was divested in 2023, resulting in no further revenue from this asset since 2023. Rental income amounted to RMB 10.6 million, RMB-nil- and RMB-nil- for the years ended September 30, 2023, 2024 and 2025, respectively.